JOHN HANCOCK INVESTMENT TRUST
601 Congress Street
Boston, MA 02210

October 2, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of its series:
John Hancock Small Cap Core Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Fund in connection with the reorganization of John Hancock Small Company Fund, a series of John Hancock Funds III, into the Fund, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on November 9, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary